Loss per Share (Tables)	12 Months Ended
Dec. 31, 2020
Loss per Share [Abstract]
Net Loss per Common Share
The calculation of net loss per common share is summarized below:

	For the years ended December 31,
	2020	2019	2018

Net loss	(18,356)	(11,698)	(21,058)

Weighted average common shares outstanding – basic and diluted	33,436,278	958,297	156,692
Net loss per common share – basic and diluted	$(0.55)	$(12.21)	$(134.39)